Summary of Significant Accounting Policies - Estimated useful lives of assets (Details)	1 Months Ended	9 Months Ended
	Oct. 31, 2020	Sep. 30, 2021
DTU Financing
Disclosure of detailed information about property, plant and equipment [line items]
Payment period	8 years	8 years
Interest rate	6.00%	6.00%
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives		11 years
Other equipment | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives		5 years
Other equipment | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives		10 years